10.31 Fidelity Advisor Emerging Markets Fund - ATCIZ PRO-04 | Fidelity Advisor® Emerging Markets Fund
Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity Advisor® Emerging Markets Fund} - 10.31 Fidelity Advisor Emerging Markets Fund - ATCIZ PRO-04 - Fidelity Advisor® Emerging Markets Fund	Fidelity Advisor Emerging Markets Fund-Class A		Fidelity Advisor Emerging Markets Fund-Class T		Fidelity Advisor Emerging Markets Fund-Class C		Fidelity Advisor Emerging Markets Fund - Class I	Fidelity Advisor Emerging Markets Fund-Class Z Equity
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none	none
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%		1.50%		1.50%		1.50%	1.50%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

10.31 Fidelity Advisor Emerging Markets Fund - ATCIZ PRO-04 | Fidelity Advisor® Emerging Markets Fund | Fidelity Advisor Emerging Markets Fund-Class A
Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
10.31 Fidelity Advisor Emerging Markets Fund - ATCIZ PRO-04 | Fidelity Advisor® Emerging Markets Fund | Fidelity Advisor Emerging Markets Fund-Class T
Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
10.31 Fidelity Advisor Emerging Markets Fund - ATCIZ PRO-04 | Fidelity Advisor® Emerging Markets Fund | Fidelity Advisor Emerging Markets Fund-Class C
On Class C shares redeemed less than one year after purchase.